                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-03420

Exact name of registrant as specified in charter:    Oppenheimer Integrity
                                                     Funds

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             12/31

Date of reporting period:                            07/01/2009-06/30/2010

Item 1. Proxy Voting Record

=========================== OPPENHEIMER CORE BOND FUND =========================

Chesapeake Energy Corporation

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 11, 2010   Meeting Type: Annual
Record Date:  APR 15, 2010

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Frank Keating              For       Withhold   Management
1.2   Elect Director Merrill A. Miller, Jr.     For       Withhold   Management
1.3   Elect Director Frederick B. Whittemore    For       Withhold   Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management
4     Adopt Policy Relating to Annual Cash      Against   For        Shareholder
      Bonuses
5     Adopt Policy to Promote Responsible Use   Against   For        Shareholder
      of Company Stock by Named Executive
      Officers and Directors
6     Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
7     Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' and Directors' Compensation
8     Report on Environmental Impacts of        Against   For        Shareholder
      Natural Gas Fracturing
9     Prepare Sustainability Report             Against   For        Shareholder

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Integrity Funds on behalf of Oppenheimer Core Bond Fund

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 23, 2010

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact